Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block
Interest Bearing Deposits Table [Text Block]
(In thousands)	December 31, 2018	December 31, 2017
Savings accounts	$9,722,824	$8,561,718
NOW, money market and other interest bearing demand deposits	13,221,415	10,885,967
Total savings, NOW, money market and other interest bearing demand deposits	22,944,239	19,447,685
Certificates of deposit:
Under $100,000	3,260,330	3,446,575
$100,000 and over	4,356,434	4,068,303
Total certificates of deposit	7,616,764	7,514,878
Total interest bearing deposits	$30,561,003	$26,962,563

Summary Of Certificates Of Deposit By Maturity Disclosures Table [Text Block]
(In thousands)
2019	$4,191,832
2020	1,460,072
2021	834,767
2022	492,480
2023	576,596
2024 and thereafter	61,017
Total certificates of deposit	$7,616,764